UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shapiro Capital Management LLC
Address:  3060 Peachtree Road, NW Suite 1555
          Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:

_________________________________________________________________________
    [Signature]                         [City, State]            [Date]

Report Type       (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                                         FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC      3/31/2012

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                53


Form 13F Information Table Value Total          $2,758,637,270
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           30-Jun-12
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------

VCA Antech, Inc.            Common      918194101    $ 167,897,967   7,638,670  x                            6,772,128       866,542
------------------------------------------------------------------

PerkinElmer, Inc.           Common      714046109    $ 156,409,739   6,062,393  x                            5,384,510       677,883
------------------------------------------------------------------

Babcock & Wilcox Company    Common      05615f102    $ 150,951,458   6,161,284  x                            5,452,161       709,123
------------------------------------------------------------------

Live Nation Entertainment,
  Inc.                      Common      538034109    $ 149,751,770  16,312,829  x                           14,490,557     1,822,272
------------------------------------------------------------------

Hanesbrands, Inc.           Common      410345102    $ 138,967,730   5,011,458  x                            4,470,008       541,450
------------------------------------------------------------------

Exelis Inc.                 Common      30162A108    $ 133,198,405  13,508,966  x                           11,989,855     1,519,111
------------------------------------------------------------------

Lender Processing Services,
  Inc.                      Common      52602E102    $ 125,654,417   4,970,507  x                            4,342,542       627,965
------------------------------------------------------------------

Bill Barrett Corporation    Common      06846N104    $ 123,162,580   5,749,887  x                            5,065,887       684,000
------------------------------------------------------------------

Ralcorp Holdings            Common      751028101    $ 118,888,300   1,781,365  x                            1,564,686       216,679
------------------------------------------------------------------

Federated Investors, Inc.   Common      314211103    $ 118,095,273   5,404,818  x                            4,698,041       706,777
------------------------------------------------------------------

Tidewater Inc.              Common      886423102    $ 111,663,438   2,408,616  x                            2,110,560       298,056
------------------------------------------------------------------

Penske Automotive Group,
  Inc.                      Common      70959w103    $ 101,530,705   4,780,165  x                            4,086,210       693,955
------------------------------------------------------------------

Calgon Carbon Corp          Common      129603106     $ 99,804,520   7,018,602  x                            6,026,790       991,812
------------------------------------------------------------------

KAR Auction Services        Common      48238T109     $ 94,776,721   5,513,480  x                            4,549,502       963,978
------------------------------------------------------------------

WPX Energy Inc.             Common      98212b103     $ 94,579,866   5,845,480  x                            5,078,489       766,991
------------------------------------------------------------------

General Electric Com        Common      369604103     $ 90,873,641   4,360,539  x                            4,284,575        75,964
------------------------------------------------------------------

Tyco International Ltd      Common      h89128104     $ 68,976,649   1,305,140  x                            1,287,011        18,129
------------------------------------------------------------------

Cabot Microelectronics Com  Common      12709p103     $ 62,547,110   2,141,291  x                            1,843,145       298,146
------------------------------------------------------------------

Johnson & Johnson           Common      478160104     $ 57,625,842     852,958  x                              832,212        20,746
------------------------------------------------------------------

John Bean Technologies
  Corp.                     Common      477839104     $ 56,488,328   4,162,736  x                            3,482,986       679,750
------------------------------------------------------------------

Corning Inc.                Common      219350105     $ 51,149,153   3,955,851  x                            3,851,551       104,300
------------------------------------------------------------------

General Motors              Common      37045v100     $ 49,282,134   2,499,094  x                            2,434,889        64,205
------------------------------------------------------------------

Microsoft Corp              Common      594918104     $ 47,298,460   1,546,207  x                            1,498,634        47,573
------------------------------------------------------------------

Wal-Mart Stores, Inc.       Common      931142103     $ 47,196,605     676,945  x                              656,445        20,500
------------------------------------------------------------------

Molson Coors Brewing Co
  Cl B                      Cl B Common 60871R209     $ 46,243,024   1,111,344  x                            1,077,745        33,599
------------------------------------------------------------------

Baxter International        Common      071813109     $ 41,403,584     778,995  x                              753,910        25,085
------------------------------------------------------------------

CIRCOR International, Inc.  Common      17273k109     $ 39,656,454   1,163,287  x                              935,725       227,562
------------------------------------------------------------------

Generac Holdings Inc        Common      368736104     $ 37,934,151   1,576,648  x                            1,279,460       297,188
------------------------------------------------------------------

Checkpoint Systems Inc      Common      162825103     $ 37,431,286   4,297,507  x                            3,479,562       817,945
------------------------------------------------------------------

Zebra Technologies Cp
  Class A                   Cl A Common 989207105     $ 35,108,361   1,021,780  x                              870,781       150,999
------------------------------------------------------------------

US Cellular Corp            Common      911684108     $ 31,711,732     821,122  x                              757,852        63,270
------------------------------------------------------------------

Ishares Russell 2000
  Index Fund                ETF         464287655     $ 18,738,767     235,530  x                              224,030        11,500
------------------------------------------------------------------

Devon Energy Corporation    Common      25179m103     $ 17,599,849     303,498  x                              296,398         7,100
------------------------------------------------------------------

Georgia Gulf Corp           Common      373200302      $ 8,668,759     337,700  x                              216,700       121,000
------------------------------------------------------------------

S&P Midcap 400 ETF          ETF         78467y107      $ 7,708,500      45,000  x                               45,000             0
------------------------------------------------------------------

Ishares Trust Russell 2000
  Value Index Fnd           ETF         464287630 $      5,310,926      75,450x                                 75,450             0
------------------------------------------------------------------

Spdr Trust Series 1         ETF         78462F103      $ 2,756,807      20,255  x                               20,255             0
------------------------------------------------------------------

Proshares Short 20+
  Treasury                  ommon       74347x849      $ 2,196,000      75,000  x                               75,000             0
------------------------------------------------------------------

GENERAL MTRS CO JR PFD
  CNV SRB 4.75%             Preferred   37045V209      $ 1,487,360      44,800  x                               42,300         2,500
------------------------------------------------------------------

Post Properties 8.50%       Preferred   737464206      $ 1,420,463      22,907  x                               21,907         1,000
------------------------------------------------------------------

JP Morgan Chase 8.625 Pfd   Preferred   46625H621        $ 907,499      33,450  x                               32,450         1,000
------------------------------------------------------------------

Forest Oil Corp NEW         Common      346091705        $ 758,655     103,500  x                              103,500             0
------------------------------------------------------------------

Pebblebrook Hotal Trust
  Series A                  Preferred   70509V209        $ 741,110      28,395  x                               25,195         3,200
------------------------------------------------------------------

iShares iBoxx $ High Yield
  Corporate                 ETF         464288513        $ 643,595       7,050  x                                7,050             0
------------------------------------------------------------------

Bank America Preferred J    Preferred   060505724        $ 577,752      22,800  x                               22,800             0
------------------------------------------------------------------

NextEra Energy, Inc.        Common      65339f101        $ 532,727       7,742  x                                6,045         1,697
------------------------------------------------------------------

NV Energy, Inc.             Common      67073Y106        $ 434,540      24,718  x                               24,718             0
------------------------------------------------------------------

Cincinnati Bell 6.75%
  Series B                  Preferred   171871403        $ 391,510       9,400  x                                7,400         2,000
------------------------------------------------------------------

E I Dupont                  Common      263534109        $ 359,529       7,110  x                                7,110             0
------------------------------------------------------------------

Constellation Brands
  Inc. - A                  Cl A Common 21036p108        $ 333,515      12,325  x                               12,325             0
------------------------------------------------------------------

WELLS FARGO & CO NEW DEP
  SHS SER J                 Preferred   949746879        $ 317,100      10,500  x                               10,500             0
------------------------------------------------------------------

WALT DISNEY COMPANY         Common      254687106        $ 275,167       5,674  x                                5,674             0
------------------------------------------------------------------

Accuray Inc.                Common      004397105        $ 217,739      31,950  x                               31,950             0
------------------------------------------------------------------

------------------------------------------------------------------

               TOTAL            53   SECURITIES    $ 2,758,637,270  131,904,718                            116,722,166    15,182,552
-----------------------------------------------------------------------